Accounts payable and accrued liabilities	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Accounts payable and accrued liabilities
12.	Accounts payable and accrued liabilities

	September 30, 2026	December 31, 2025
Corporate payables	$7,421,057	$8,828,351
Related party payable (Note 27)	-	441,759
	$7,421,057	$9,270,110